UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

Deutsche Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2014 (Unaudited)

Deutsche Global Real Estate Securities Fund
(formerly DWS RREEF Global Real Estate Securities Fund)
	Shares	Value ($)
Common Stocks 99.1%
Australia 6.0%
BGP Holdings PLC*	11,394,023	334,197
Federation Centres	535,580	1,210,465
Goodman Group	1,241,636	5,598,130
GPT Group	1,336,877	4,520,043
Investa Office Fund	1,788,983	5,234,507
Mirvac Group	4,325,402	6,517,194
Scentre Group*	5,099,465	14,603,046
Stockland	2,728,815	9,421,315
Westfield Corp.	894,880	5,820,303

(Cost $52,382,270)		53,259,200
Canada 3.4%
Allied Properties Real Estate Investment Trust (a)	3,036	92,586
Allied Properties Real Estate Investment Trust (a) (b)	135,910	4,147,867
Boardwalk Real Estate Investment Trust (b)	73,176	4,501,832
Chartwell Retirement Residences (Units) (a)	604,165	5,912,450
Chartwell Retirement Residences (Units) (a)	6,529	63,845
First Capital Realty, Inc.	240,069	3,753,389
H&R Real Estate Investment Trust (Units) (a)	222,673	4,346,294
H&R Real Estate Investment Trust (Units) (a)	32,152	624,688
RioCan Real Estate Investment Trust (b)	296,066	6,786,030

(Cost $32,608,370)		30,228,981
Channel Islands 0.5%
Camper & Nicholsons Marina Investments Ltd.*	1,550,000	257,560
LXB Retail Properties PLC*	1,774,347	3,902,939

(Cost $4,956,975)		4,160,499
Finland 0.5%
Citycon Oyj (b) (Cost $5,162,886)	1,371,800	4,573,810
France 2.9%
ICADE	26,200	2,208,677
Klepierre	190,100	8,315,589
Societe Fonciere Lyonnaise SA	28,000	1,352,344
Unibail-Rodamco SE	51,220	13,178,055

(Cost $22,538,805)		25,054,665
Germany 1.7%
Alstria Office REIT-AG*	209,300	2,563,832
Deutsche Annington Immobilien SE	170,000	4,915,927
Deutsche Wohnen AG (Bearer)	145,201	3,102,883
DIC Asset AG	100,000	842,815
LEG Immobilien AG*	55,000	3,810,020

(Cost $14,157,069)		15,235,477
Hong Kong 7.5%
China Overseas Land & Investment Ltd.	284,000	726,816
Hang Lung Properties Ltd.	1,601,000	4,538,354
Henderson Land Development Co., Ltd.	299,600	1,941,287
Hongkong Land Holdings Ltd.	1,418,000	9,624,031
Hysan Development Co., Ltd.	354,000	1,637,675
Kerry Properties Ltd.	959,000	3,213,032
Link REIT	1,799,000	10,380,831
New World Development Co., Ltd.	7,543,732	8,793,960
Sino Land Co., Ltd.	768,000	1,194,797
Sun Hung Kai Properties Ltd.	1,045,000	14,785,611
Wharf Holdings Ltd.	1,273,000	9,062,947

(Cost $57,890,796)		65,899,341
Ireland 0.3%
Hibernia REIT PLC* (b) (Cost $2,648,501)	1,900,000	2,803,777
Italy 0.0%
Beni Stabili SpA (Cost $324,027)	458,694	321,457
Japan 13.3%
Global One Real Estate Investment Corp.	825	2,328,390
Invesco Office J-Reit, Inc.*	398	372,933
Japan Real Estate Investment Corp.	1,125	5,786,912
Japan Retail Fund Investment Corp.	2,968	5,975,305
Mitsubishi Estate Co., Ltd.	1,282,000	28,881,303
Mitsui Fudosan Co., Ltd.	706,000	21,649,867
Mori Hills REIT Investment Corp.	2,089	2,903,618
Nippon Accommodations Fund, Inc.	1,140	4,117,672
Nippon Building Fund, Inc.	1,570	8,268,746
Nomura Real Estate Master Fund, Inc.	2,009	2,520,940
Nomura Real Estate Office Fund, Inc.	1,456	6,663,658
NTT Urban Development Corp.	431,500	4,544,496
Premier Investment Corp.	1,421	6,348,724
Sumitomo Realty & Development Co., Ltd.	145,000	5,165,506
Tokyo Tatemono Co., Ltd.	987,000	7,992,499
Tokyu Fudosan Holdings Corp.	516,500	3,544,388

(Cost $101,815,546)		117,064,957
Luxembourg 0.6%
Gagfah SA* (Cost $4,822,216)	284,244	5,279,053
Netherlands 0.5%
Wereldhave NV (Cost $4,816,311)	54,750	4,508,260
Norway 0.3%
Norwegian Property ASA* (Cost $2,776,221)	1,955,557	2,922,745
Singapore 3.6%
Ascendas Real Estate Investment Trust	1,748,000	3,083,537
CapitaCommercial Trust	1,062,000	1,327,976
CapitaLand Ltd.	3,374,500	8,454,875
Global Logistic Properties Ltd.	3,628,000	7,698,714
Keppel Land Ltd.	914,000	2,504,920
Keppel REIT	2,180,000	2,033,391
Mapletree Industrial Trust	2,488,000	2,767,170
Suntec Real Estate Investment Trust	2,968,000	4,095,410

(Cost $30,036,958)		31,965,993
Spain 0.4%
Lar Espana Real Estate Socimi SA* (Cost $4,125,813)	299,827	3,526,551
Sweden 0.7%
Fabege AB	312,000	3,962,597
Hufvudstaden AB "A"	191,500	2,378,421

(Cost $5,943,422)		6,341,018
Switzerland 0.7%
PSP Swiss Property AG (Registered)* (Cost $6,140,231)	69,500	5,828,161
United Kingdom 5.9%
British Land Co. PLC	1,136,000	12,897,397
Capital & Counties Properties PLC	349,800	1,858,465
Great Portland Estates PLC	715,000	7,403,796
Hammerson PLC	1,005,801	9,350,232
Land Securities Group PLC	426,700	7,161,275
NewRiver Retail Ltd.	460,000	2,206,413
Quintain Estates & Development PLC*	1,875,000	2,702,960
Safestore Holdings PLC	548,800	1,903,306
St. Modwen Properties PLC	463,500	2,755,826
UNITE Group PLC	530,000	3,645,269

(Cost $41,040,135)		51,884,939
United States 50.3%
Alexandria Real Estate Equities, Inc. (REIT)	122,551	9,038,136
American Campus Communities, Inc. (REIT)	34,499	1,257,489
American Residential Properties, Inc. (REIT)* (b)	123,349	2,262,221
Apartment Investment & Management Co. "A" (REIT)	219,973	6,999,541
AvalonBay Communities, Inc. (REIT) (b)	169,174	23,848,459
Boston Properties, Inc. (REIT)	133,979	15,509,409
Brandywine Realty Trust (REIT)	350,232	4,927,764
Camden Property Trust (REIT)	90,867	6,227,116
Chesapeake Lodging Trust (REIT)	203,162	5,922,172
CubeSmart (REIT)	409,441	7,361,749
DDR Corp. (REIT)	545,739	9,130,213
DiamondRock Hospitality Co. (REIT)	423,096	5,364,857
Digital Realty Trust, Inc. (REIT) (b)	107,458	6,703,230
Douglas Emmett, Inc. (REIT)	421,901	10,830,199
Duke Realty Corp. (REIT) (b)	649,064	11,150,920
Equity Residential (REIT)	226,966	13,976,566
Essex Property Trust, Inc. (REIT)	88,520	15,822,950
Extra Space Storage, Inc. (REIT)	166,080	8,564,746
Federal Realty Investment Trust (REIT) (b)	98,326	11,647,698
General Growth Properties, Inc. (REIT)	743,823	17,517,032
Glimcher Realty Trust (REIT)	98,827	1,338,118
HCP, Inc. (REIT)	536,350	21,298,458
Health Care REIT, Inc. (REIT)	166,431	10,380,301
Healthcare Realty Trust, Inc. (REIT)	250,481	5,931,390
Home Properties, Inc. (REIT) (b)	13,014	757,935
Host Hotels & Resorts, Inc. (REIT)	323,576	6,901,876
Hudson Pacific Properties, Inc. (REIT)	171,696	4,234,023
Lexington Realty Trust (REIT) (b)	660,566	6,466,941
Liberty Property Trust (REIT) (b)	191,995	6,385,754
Mack-Cali Realty Corp. (REIT)	74,040	1,414,904
National Retail Properties, Inc. (REIT) (b)	314,182	10,861,272
Parkway Properties, Inc. (REIT)	100,436	1,886,188
Pebblebrook Hotel Trust (REIT)	123,971	4,629,077
Pennsylvania Real Estate Investment Trust (REIT)	139,211	2,775,867
Post Properties, Inc. (REIT)	135,006	6,931,208
Prologis, Inc. (REIT)	318,369	12,002,511
Public Storage (REIT)	64,805	10,747,261
Realty Income Corp. (REIT) (b)	109,349	4,460,346
Regency Centers Corp. (REIT) (b)	185,284	9,973,838
Retail Properties of America, Inc. "A" (REIT)	261,379	3,823,975
RLJ Lodging Trust (REIT)	189,548	5,396,432
Senior Housing Properties Trust (REIT)	203,446	4,256,090
Simon Property Group, Inc. (REIT)	319,024	52,453,926
SL Green Realty Corp. (REIT)	109,814	11,126,354
Spirit Realty Capital, Inc. (REIT)	859,694	9,430,843
Strategic Hotels & Resorts, Inc. (REIT)*	442,078	5,150,209
Ventas, Inc. (REIT)	280,029	17,347,797
Vornado Realty Trust (REIT)	109,259	10,921,530

(Cost $402,162,132)		443,346,891

Total Common Stocks (Cost $796,348,684)		874,205,775
Warrants 0.0%
Hong Kong
Sun Hung Kai Properties Ltd., Expiration Date 4/22/2016* (Cost $0)	96,750	161,731
Securities Lending Collateral 6.5%
Daily Assets Fund Institutional, 0.08% (c) (d) (Cost $57,543,653)	57,543,653	57,543,653
Cash Equivalents 0.4%
Central Cash Management Fund, 0.05% (c) (Cost $3,310,136)	3,310,136	3,310,136

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $857,202,473) †	106.0	935,221,295
Other Assets and Liabilities, Net	(6.0)	(53,327,913)

Net Assets	100.0	881,893,382

Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $892,853,257.  At September 30, 2014, net unrealized appreciation for all securities based on tax cost was $42,368,038.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $91,336,677 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $48,968,639.

(a)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2014 amounted to $55,722,321, which is 6.3% of net assets.

(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

At September 30, 2014 the Deutsche Global Real Estate Securities Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Warrants
Diversified	293,340,595	33.5%
Office	148,093,922	16.9%
Apartments	103,611,607	11.8%
Shopping Centers	83,854,928	9.6%
Regional Malls	74,084,943	8.5%
Health Care	65,190,331	7.5%
Hotels	33,364,623	3.8%
Storage	28,577,062	3.3%
Specialty Services	24,752,461	2.8%
Industrial	17,290,621	2.0%
Retail	2,206,413	0.3%
Total	874,367,506	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$52,925,003	$334,197	$53,259,200
Canada	30,228,981	—	—	30,228,981
Channel Islands	—	4,160,499	—	4,160,499
Finland	—	4,573,810	—	4,573,810
France	—	25,054,665	—	25,054,665
Germany	—	15,235,477	—	15,235,477
Hong Kong	—	65,899,341	—	65,899,341
Ireland	—	2,803,777	—	2,803,777
Italy	—	321,457	—	321,457
Japan	—	117,064,957	—	117,064,957
Luxembourg	—	5,279,053	—	5,279,053
Netherlands	—	4,508,260	—	4,508,260
Norway	—	2,922,745	—	2,922,745
Singapore	—	31,965,993	—	31,965,993
Spain	—	3,526,551	—	3,526,551
Sweden	—	6,341,018	—	6,341,018
Switzerland	—	5,828,161	—	5,828,161
United Kingdom	—	51,884,939	—	51,884,939
United States	443,346,891	—	—	443,346,891
Warrants (e)	—	161,731	—	161,731
Short-Term Investments (e)	60,853,789	—	—	60,853,789

Total	$534,429,661	$400,457,437	$334,197	$935,221,295

There have been no transfers between fair value measurement levels during the period ended September 30, 2014.

(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Real Estate Securities Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 21, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 21, 2014